Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Material accounting policies
Schedule of useful lives of property plant and equipment

–	Electronic equipment	5 years
–	Office equipment	3 years

Schedule of intangible assets with indefinite useful life

–	Computer software	5 years